Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Aug. 10, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Apr. 07, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000141114
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Europe Quality Dividend Growth Fund $17,699
Account Value	$ 17,699	$ 17,869	$ 17,514	$ 16,405	$ 16,846	$ 17,270	$ 18,565	$ 18,575	$ 17,739	$ 17,391	$ 17,738	$ 16,934	$ 17,406	$ 17,106	$ 17,010	$ 17,010	$ 16,126	$ 14,784	$ 15,242	$ 15,986	$ 16,518	$ 16,188	$ 15,471	$ 16,515	$ 15,791	$ 15,021	$ 15,256	$ 14,211	$ 14,189	$ 12,865	$ 12,203	$ 13,242	$ 14,350	$ 13,537	$ 15,079	$ 15,151	$ 16,054	$ 15,981	$ 16,336	$ 17,379	$ 16,223	$ 16,829	$ 16,248	$ 17,423	$ 17,188	$ 16,724	$ 16,847	$ 16,150	$ 15,434	$ 14,885	$ 14,817	$ 14,969	$ 14,277	$ 12,678	$ 13,456	$ 13,533	$ 12,984	$ 12,420	$ 12,086	$ 11,381	$ 10,686	$ 11,900	$ 13,105	$ 13,360	$ 12,773	$ 12,452	$ 12,031	$ 11,867	$ 12,086	$ 12,361	$ 11,525	$ 12,085	$ 11,803	$ 11,561	$ 11,177	$ 10,437	$ 10,895	$ 11,025	$ 11,988	$ 12,142		$ 12,314	$ 11,901	$ 12,011	$ 12,120	$ 11,997	$ 11,990	$ 12,807	$ 12,287	$ 12,140	$ 12,140	$ 12,039	$ 11,721	$ 11,553	$ 11,316	$ 11,554	$ 10,951	$ 10,429	$ 10,012	$ 9,788	$ 9,478	$ 9,109	$ 9,369	$ 9,933	$ 9,817	$ 9,942	$ 9,536	$ 9,870	$ 9,848		$ 9,817	$ 9,219	$ 9,333	$ 9,867	$ 10,012	$ 10,064	$ 9,321	$ 9,596	$ 10,281	$ 9,959	$ 10,315	$ 10,436	$ 10,000
C000033636
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Europe SmallCap Dividend Fund $16,066
Account Value	$ 16,066	15,670	15,538	15,016	15,147	15,416	16,654	16,540	16,220	15,437	16,210	15,093	15,164	14,616	14,742	15,063	13,811	12,557	13,256	13,807	14,417	13,902	13,509	14,588	14,119	14,383	14,151	13,115	12,915	11,658	10,882	12,502	13,567	12,904	14,662	14,489	15,426	15,215	15,837	16,928	15,765	16,835	16,295	17,495	17,107	16,425	16,848	16,289	15,403	14,995	14,265	14,316	13,012	11,117	11,714	12,125	11,394	10,781	10,458	9,847	8,862	12,025	13,408	13,925	12,913	12,516	11,909	11,482	11,895	12,370	11,820	12,547	12,067	12,196	11,906	10,983	11,584	11,854	12,990	13,121		13,458	13,324	13,672	14,061	13,743	13,975	14,593	13,979	13,579	13,608	13,618	13,103	13,103	12,537	12,659	12,131	11,363	10,998	10,892	10,554	9,982	10,186	10,563	10,369	10,330	9,607	10,777	10,598		10,525	9,681	9,650	10,392	10,282	10,363	9,882	10,315	10,716	10,489	10,692	10,635	10,000
C000033627
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International AI Enhanced Value Fund $
Account Value	$ 15,448	14,925	14,552	13,897	14,293	14,423	15,263	14,933	14,438	13,641	14,033	13,547	13,857	13,446	13,564	13,611	12,996	12,069	12,551	12,805	13,292	12,812	12,319	13,029	12,492	12,353	12,404	11,520	11,418	10,186	9,715	10,840	11,383	11,083	12,170	11,932	12,393	12,413	12,751	12,805	12,082	12,447	12,393	12,748	12,789	12,730	12,923	12,580	12,356	11,990	11,794	11,707	11,181	9,752	10,255	10,533	10,112	9,997	9,668	9,428	8,834	10,362	11,543	11,845	11,490	11,471	11,076	10,771	11,032	11,176	10,575	11,075	11,010	10,838	10,700	10,064	10,437	10,466	11,095	10,962		11,309	10,949	10,991	11,411	11,052	11,080	11,639	11,103	10,984	10,875	10,786	10,553	10,507	10,211	10,339	9,826	9,806	9,550	9,437	9,251	8,843	9,167	9,452	9,318	9,388	9,091	9,150	9,392		9,117	8,522	8,671	9,065	9,252	9,520	8,943	9,399	10,082	9,899	10,306	10,491	10,000
C000033626
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International Equity Fund $16,049
Account Value	$ 16,049	15,741	15,356	14,669	14,956	15,086	15,863	15,714	15,238	14,672	15,023	14,467	14,738	14,219	14,032	14,030	13,381	12,393	12,883	13,139	13,599	13,102	12,482	13,186	12,833	12,656	12,899	12,036	11,937	10,734	10,257	11,251	11,709	11,332	12,484	12,359	13,037	12,834	12,983	13,242	12,508	13,041	12,837	13,269	13,147	13,027	13,233	12,766	12,461	12,078	11,911	11,991	11,473	10,178	10,622	10,944	10,425	10,260	9,971	9,656	9,108	10,744	11,867	12,228	11,782	11,677	11,287	10,908	11,293	11,514	10,909	11,454	11,208	11,175	10,930	10,269	10,788	10,807	11,660	11,518		11,810	11,496	11,631	11,990	11,646	11,831	12,442	11,878	11,709	11,604	11,479	11,191	11,195	10,848	10,894	10,503	10,265	9,976	9,865	9,621	9,267	9,441	9,607	9,502	9,476	9,052	9,345	9,444		9,185	8,597	8,748	9,352	9,488	9,651	8,982	9,425	10,164	10,001	10,308	10,447	10,000
C000033633
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International High Dividend Fund $15,465
Account Value	$ 15,465	14,876	14,364	13,761	14,012	14,200	14,960	14,764	14,312	13,767	14,247	13,695	13,859	13,338	13,282	13,487	12,863	11,997	12,505	12,613	13,109	12,518	11,909	12,736	12,435	12,396	12,589	11,709	11,534	10,258	9,836	10,758	11,117	10,986	12,154	11,880	12,434	12,135	12,160	11,962	11,297	11,784	11,677	12,018	11,976	11,930	12,254	11,880	11,663	11,310	10,974	11,013	10,568	9,188	9,623	10,025	9,579	9,478	9,175	8,950	8,404	10,269	11,410	11,848	11,390	11,343	10,951	10,489	10,922	11,222	10,619	11,144	10,975	10,927	10,703	10,062	10,537	10,531	11,241	11,081		11,416	11,060	11,146	11,591	11,255	11,429	12,059	11,510	11,321	11,252	11,221	10,935	10,956	10,596	10,680	10,271	10,133	9,824	9,749	9,565	9,146	9,285	9,413	9,315	9,278	8,912	9,187	9,322		9,040	8,417	8,560	9,100	9,281	9,506	8,885	9,324	10,070	9,914	10,245	10,481	10,000
C000033622
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International LargeCap Dividend Fund $16,216
Account Value	$ 16,216	15,893	15,403	14,615	14,886	15,103	15,850	15,781	15,277	14,780	15,106	14,551	14,814	14,299	14,074	14,048	13,454	12,478	12,936	13,143	13,629	13,185	12,492	13,222	12,842	12,610	12,870	12,002	11,941	10,698	10,188	11,080	11,535	11,190	12,340	12,198	12,849	12,574	12,741	12,868	12,109	12,598	12,345	12,826	12,721	12,618	12,803	12,305	11,978	11,615	11,477	11,587	11,099	9,822	10,301	10,656	10,223	10,082	9,747	9,505	9,020	10,509	11,578	11,914	11,483	11,430	11,108	10,742	11,093	11,319	10,692	11,198	10,961	10,896	10,642	10,036	10,527	10,518	11,294	11,132		11,466	11,125	11,192	11,583	11,240	11,399	12,037	11,469	11,332	11,240	11,145	10,842	10,845	10,520	10,593	10,190	10,007	9,708	9,631	9,436	9,062	9,240	9,390	9,299	9,266	8,909	9,130	9,238		8,951	8,414	8,615	9,179	9,363	9,550	8,884	9,357	10,135	9,937	10,261	10,444	10,000
C000033623
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International MidCap Dividend Fund $
Account Value	$ 15,756	15,436	15,106	14,511	14,850	14,834	15,713	15,380	14,923	14,206	14,667	14,140	14,490	13,975	13,890	13,984	13,243	12,192	12,770	13,155	13,564	12,908	12,504	13,154	12,843	12,812	13,031	12,138	11,969	10,827	10,361	11,723	12,192	11,794	13,043	12,889	13,620	13,539	13,694	14,165	13,494	14,185	14,051	14,394	14,183	13,996	14,275	13,901	13,637	13,209	12,984	12,968	12,406	10,892	11,275	11,580	10,904	10,686	10,475	10,004	9,306	11,338	12,572	13,011	12,547	12,402	11,828	11,410	11,832	12,067	11,454	12,108	11,844	11,871	11,659	10,858	11,376	11,423	12,443	12,345		12,567	12,326	12,629	12,905	12,598	12,840	13,360	12,785	12,547	12,383	12,175	11,964	11,964	11,581	11,566	11,178	10,800	10,527	10,331	9,981	9,677	9,842	10,038	9,934	9,883	9,322	9,882	9,979		9,788	9,043	9,062	9,765	9,810	9,937	9,228	9,593	10,246	10,163	10,423	10,476	10,000
C000202067
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International Multifactor Fund $
Account Value	$ 14,410	14,217	13,859	13,427	13,499	13,400	13,968	13,842	13,367	12,837	12,998	12,699	12,781	12,279	12,303	12,116	11,889	11,479	11,727	11,810	12,028	11,848	11,463	12,006	11,612	11,360	11,374	10,946	11,035	10,390	9,933	10,630	10,866	10,616	11,192	11,138	11,299	11,170	11,330	11,802	11,339	11,547	11,489	11,787	11,559	11,462	11,420	11,127	10,967	10,474	10,645	10,654	10,470	9,792	10,163	10,241	9,911	9,813	9,641	9,330	8,795	9,943	10,851	10,733	10,600	10,475	10,354	10,026	10,242	10,267	9,958	10,384	10,118	9,993	9,760	9,258	9,691	9,646	10,170	9,996	$ 10,000
C000166521
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International Quality Dividend Growth Fund $17,494
Account Value	$ 17,494	18,096	18,002	16,954	17,508	17,723	19,076	19,102	18,357	18,030	18,191	17,573	18,356	17,918	17,471	17,423	16,376	14,834	15,361	16,178	16,751	16,350	15,627	16,571	15,987	15,120	15,572	14,417	14,492	12,969	12,452	13,678	14,665	13,664	15,469	15,433	16,802	16,476	16,589	18,054	17,071	17,707	17,229	18,282	18,188	17,667	17,698	17,183	16,398	16,228	16,079	16,065	15,157	13,626	14,252	14,170	13,586	13,090	12,753	12,073	11,215	12,363	13,575	13,773	13,169	12,821	12,328	12,148	12,362	12,452	11,733	12,440	12,114	11,886	11,493	10,602	11,288	11,368	12,396	12,605		12,768	12,488	12,676	12,696	12,651	12,726	13,403	12,780	12,590	12,457	12,300	12,023	11,871	11,578	11,753	11,241	10,712	10,370	10,077	9,726	9,546	9,802	10,330	10,215	10,430	9,988	10,310	10,294	$ 10,000
C000033624
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International SmallCap Dividend Fund $
Account Value	$ 15,972	15,751	15,613	15,275	15,487	15,465	16,536	16,162	15,864	15,009	15,478	14,961	15,220	14,703	14,676	14,796	13,706	12,591	13,261	13,690	14,120	13,503	13,077	13,830	13,545	13,623	13,795	12,822	12,622	11,540	11,273	12,680	13,160	12,528	13,715	13,802	14,600	14,600	14,707	15,516	14,694	15,635	15,531	16,013	15,600	15,376	15,632	15,255	14,717	14,242	13,848	13,895	13,063	11,781	12,120	12,227	11,452	11,147	11,034	10,484	9,590	12,044	13,514	14,068	13,350	13,031	12,433	11,951	12,399	12,630	12,254	12,882	12,550	12,594	12,328	11,521	12,282	12,294	13,461	13,455		13,675	13,530	13,986	14,141	13,977	14,221	14,789	14,169	13,764	13,671	13,484	13,108	13,066	12,557	12,481	12,121	11,682	11,488	11,223	10,820	10,472	10,648	10,847	10,569	10,551	9,835	10,470	10,427		10,226	9,388	9,385	10,112	10,002	10,045	9,485	9,797	10,324	10,310	10,608	10,540	10,000
C000033620
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Japan SmallCap Dividend Fund $
Account Value	$ 18,092	17,547	17,489	17,315	17,519	17,182	18,275	17,966	18,126	16,874	17,006	16,873	17,610	17,045	16,947	16,773	15,821	14,846	15,332	15,501	15,485	14,716	14,243	14,618	14,622	14,185	14,470	13,793	13,303	12,211	12,247	13,098	13,368	12,754	13,287	13,169	14,111	14,931	14,618	15,099	14,573	15,548	16,158	15,952	15,583	15,468	15,501	15,441	15,788	15,020	14,897	15,022	14,416	13,873	14,231	13,674	12,654	13,086	13,309	12,481	11,847	12,643	14,372	15,031	14,654	14,554	13,626	13,009	13,303	13,209	12,833	13,506	13,439	13,547	13,451	12,845	14,030	13,784	15,137	14,905		15,120	15,135	15,659	15,797	15,554	16,026	16,196	15,593	15,266	14,862	14,390	14,057	13,842	13,463	13,229	12,903	12,674	12,758	12,337	11,847	11,585	11,902	11,558	11,067	11,286	10,493	10,710	10,755		10,352	9,737	9,976	10,669	10,578	10,509	9,830	10,241	10,543	10,528	10,411	10,255	10,000
MSCI Europe Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Account Value	$ 17,362	17,414	16,797	15,715	16,109	16,385	17,411	17,344	16,686	16,335	16,711	15,939	16,247	15,661	15,421	15,439	14,705	13,384	13,903	14,478	15,076	14,628	13,959	14,829	14,238	13,908	13,995	12,878	12,876	11,564	10,790	11,818	12,603	12,009	13,335	13,236	14,044	14,059	14,467	15,161	14,222	14,995	14,349	15,069	14,844	14,575	14,776	14,185	13,568	13,162	12,847	13,036	12,450	10,640	11,276	11,665	11,204	10,789	10,367	9,916	9,361	10,941	12,060	12,371	11,906	11,730	11,365	11,064	11,350	11,574	10,845	11,474	11,078	11,011	10,653	9,995	10,479	10,577	11,451	11,410		11,738	11,360	11,437	11,825	11,507	11,647	12,374	11,740	11,565	11,540	11,486	11,119	11,112	10,790	10,909	10,405	10,050	9,662	9,548	9,354	8,888	9,086	9,391	9,310	9,283	8,910	9,325	9,380		9,156	8,615	8,772	9,391	9,640	9,820	9,163	9,612	10,349	10,036	10,354	10,434	10,000
MSCI Europe Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Account Value	$ 17,362	17,414	16,797	15,715	16,109	16,385	17,411	17,344	16,686	16,335	16,711	15,939	16,247	15,661	15,421	15,439	14,705	13,384	13,903	14,478	15,076	14,628	13,959	14,829	14,238	13,908	13,995	12,878	12,876	11,564	10,790	11,818	12,603	12,009	13,335	13,236	14,044	14,059	14,467	15,161	14,222	14,995	14,349	15,069	14,844	14,575	14,776	14,185	13,568	13,162	12,847	13,036	12,450	10,640	11,276	11,665	11,204	10,789	10,367	9,916	9,361	10,941	12,060	12,371	11,906	11,730	11,365	11,064	11,350	11,574	10,845	11,474	11,078	11,011	10,653	9,995	10,479	10,577	11,451	11,410		11,738	11,360	11,437	11,825	11,507	11,647	12,374	11,740	11,565	11,540	11,486	11,119	11,112	10,790	10,909	10,405	10,050	9,662	9,548	9,354	8,888	9,086	9,391	9,310	9,283	8,910	9,325	9,380		9,156	8,615	8,772	9,391	9,640	9,820	9,163	9,612	10,349	10,036	10,354	10,434	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,913	16,981	16,658	15,826	16,195	16,287	17,224	17,066	16,529	16,058	16,321	15,712	16,125	15,612	15,331	15,244	14,475	13,245	13,805	14,293	14,862	14,397	13,770	14,378	13,984	13,645	13,936	12,892	12,882	11,578	10,987	12,121	12,725	12,121	13,361	13,262	14,179	14,088	14,342	15,070	14,336	15,036	14,675	15,114	14,852	14,741	14,908	14,438	14,016	13,701	13,400	13,545	12,943	11,206	11,672	11,983	11,397	11,138	10,771	10,321	9,695	11,188	12,300	12,563	12,167	12,032	11,614	11,291	11,591	11,740	11,083	11,642	11,323	11,252	10,973	10,296	10,821	10,835	11,772	11,671		11,901	11,615	11,758	12,029	11,760	11,976	12,542	11,943	11,754	11,632	11,458	11,180	11,184	10,871	10,890	10,505	10,244	9,969	9,829	9,552	9,236	9,424	9,620	9,504	9,497	9,039	9,353	9,439		9,173	8,613	8,773	9,457	9,586	9,738	9,032	9,515	10,271	10,062	10,355	10,408	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,913	16,981	16,658	15,826	16,195	16,287	17,224	17,066	16,529	16,058	16,321	15,712	16,125	15,612	15,331	15,244	14,475	13,245	13,805	14,293	14,862	14,397	13,770	14,378	13,984	13,645	13,936	12,892	12,882	11,578	10,987	12,121	12,725	12,121	13,361	13,262	14,179	14,088	14,342	15,070	14,336	15,036	14,675	15,114	14,852	14,741	14,908	14,438	14,016	13,701	13,400	13,545	12,943	11,206	11,672	11,983	11,397	11,138	10,771	10,321	9,695	11,188	12,300	12,563	12,167	12,032	11,614	11,291	11,591	11,740	11,083	11,642	11,323	11,252	10,973	10,296	10,821	10,835	11,772	11,671		11,901	11,615	11,758	12,029	11,760	11,976	12,542	11,943	11,754	11,632	11,458	11,180	11,184	10,871	10,890	10,505	10,244	9,969	9,829	9,552	9,236	9,424	9,620	9,504	9,497	9,039	9,353	9,439		9,173	8,613	8,773	9,457	9,586	9,738	9,032	9,515	10,271	10,062	10,355	10,408	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,913	16,981	16,658	15,826	16,195	16,287	17,224	17,066	16,529	16,058	16,321	15,712	16,125	15,612	15,331	15,244	14,475	13,245	13,805	14,293	14,862	14,397	13,770	14,378	13,984	13,645	13,936	12,892	12,882	11,578	10,987	12,121	12,725	12,121	13,361	13,262	14,179	14,088	14,342	15,070	14,336	15,036	14,675	15,114	14,852	14,741	14,908	14,438	14,016	13,701	13,400	13,545	12,943	11,206	11,672	11,983	11,397	11,138	10,771	10,321	9,695	11,188	12,300	12,563	12,167	12,032	11,614	11,291	11,591	11,740	11,083	11,642	11,323	11,252	10,973	10,296	10,821	10,835	11,772	11,671		11,901	11,615	11,758	12,029	11,760	11,976	12,542	11,943	11,754	11,632	11,458	11,180	11,184	10,871	10,890	10,505	10,244	9,969	9,829	9,552	9,236	9,424	9,620	9,504	9,497	9,039	9,353	9,439		9,173	8,613	8,773	9,457	9,586	9,738	9,032	9,515	10,271	10,062	10,355	10,408	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,913	16,981	16,658	15,826	16,195	16,287	17,224	17,066	16,529	16,058	16,321	15,712	16,125	15,612	15,331	15,244	14,475	13,245	13,805	14,293	14,862	14,397	13,770	14,378	13,984	13,645	13,936	12,892	12,882	11,578	10,987	12,121	12,725	12,121	13,361	13,262	14,179	14,088	14,342	15,070	14,336	15,036	14,675	15,114	14,852	14,741	14,908	14,438	14,016	13,701	13,400	13,545	12,943	11,206	11,672	11,983	11,397	11,138	10,771	10,321	9,695	11,188	12,300	12,563	12,167	12,032	11,614	11,291	11,591	11,740	11,083	11,642	11,323	11,252	10,973	10,296	10,821	10,835	11,772	11,671		11,901	11,615	11,758	12,029	11,760	11,976	12,542	11,943	11,754	11,632	11,458	11,180	11,184	10,871	10,890	10,505	10,244	9,969	9,829	9,552	9,236	9,424	9,620	9,504	9,497	9,039	9,353	9,439		9,173	8,613	8,773	9,457	9,586	9,738	9,032	9,515	10,271	10,062	10,355	10,408	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,913	16,981	16,658	15,826	16,195	16,287	17,224	17,066	16,529	16,058	16,321	15,712	16,125	15,612	15,331	15,244	14,475	13,245	13,805	14,293	14,862	14,397	13,770	14,378	13,984	13,645	13,936	12,892	12,882	11,578	10,987	12,121	12,725	12,121	13,361	13,262	14,179	14,088	14,342	15,070	14,336	15,036	14,675	15,114	14,852	14,741	14,908	14,438	14,016	13,701	13,400	13,545	12,943	11,206	11,672	11,983	11,397	11,138	10,771	10,321	9,695	11,188	12,300	12,563	12,167	12,032	11,614	11,291	11,591	11,740	11,083	11,642	11,323	11,252	10,973	10,296	10,821	10,835	11,772	11,671		11,901	11,615	11,758	12,029	11,760	11,976	12,542	11,943	11,754	11,632	11,458	11,180	11,184	10,871	10,890	10,505	10,244	9,969	9,829	9,552	9,236	9,424	9,620	9,504	9,497	9,039	9,353	9,439		9,173	8,613	8,773	9,457	9,586	9,738	9,032	9,515	10,271	10,062	10,355	10,408	10,000
MSCI EAFE Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Local Currency Index
Account Value	$ 16,000	16,455	16,300	15,550	15,487	15,398	15,647	15,708	15,638	15,519	15,606	15,231	15,366	14,774	14,340	13,974	13,587	12,867	13,314	13,459	13,711	13,486	13,017	13,226	12,932	12,867	12,788	12,030	12,404	11,655	11,065	11,798	12,073	11,477	12,255	12,280	12,453	12,192	12,464	12,935	12,401	12,720	12,449	12,613	12,335	12,287	12,120	11,873	11,725	11,140	10,856	10,897	10,635	9,403	9,786	9,884	9,495	9,668	9,420	9,052	8,586	9,812	10,674	10,806	10,663	10,445	10,273	9,922	10,168	10,096	9,683	10,153	9,822	9,692	9,366	8,882	9,434	9,454	10,115	9,972	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 18,925	19,002	18,640	17,710	18,122	18,225	19,273	19,097	18,495	17,968	18,263	17,582	18,044	17,470	17,156	17,057	16,197	14,821	15,447	15,994	16,631	16,110	15,408	16,089	15,648	15,269	15,595	14,426	14,415	12,955	12,294	13,563	14,239	13,564	14,951	14,840	15,866	15,765	16,048	16,863	16,042	16,825	16,421	16,912	16,619	16,495	16,682	16,156	15,684	15,331	14,995	15,156	14,483	12,539	13,061	13,409	12,753	12,463	12,052	11,550	10,849	12,520	13,764	14,058	13,615	13,463	12,996	12,634	12,970	13,137	12,401	13,027	12,671	12,591	12,278	11,521	12,109	12,124	13,173	13,059		13,317	12,997	13,157	13,460	13,160	13,401	14,034	13,364	13,153	13,017	12,822	12,511	12,515	12,164	12,186	11,754	11,463	11,156	10,998	10,688	10,335	10,545	10,765	10,635	10,627	10,114	10,466	10,562	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,913	16,981	16,658	15,826	16,195	16,287	17,224	17,066	16,529	16,058	16,321	15,712	16,125	15,612	15,331	15,244	14,475	13,245	13,805	14,293	14,862	14,397	13,770	14,378	13,984	13,645	13,936	12,892	12,882	11,578	10,987	12,121	12,725	12,121	13,361	13,262	14,179	14,088	14,342	15,070	14,336	15,036	14,675	15,114	14,852	14,741	14,908	14,438	14,016	13,701	13,400	13,545	12,943	11,206	11,672	11,983	11,397	11,138	10,771	10,321	9,695	11,188	12,300	12,563	12,167	12,032	11,614	11,291	11,591	11,740	11,083	11,642	11,323	11,252	10,973	10,296	10,821	10,835	11,772	11,671		11,901	11,615	11,758	12,029	11,760	11,976	12,542	11,943	11,754	11,632	11,458	11,180	11,184	10,871	10,890	10,505	10,244	9,969	9,829	9,552	9,236	9,424	9,620	9,504	9,497	9,039	9,353	9,439		9,173	8,613	8,773	9,457	9,586	9,738	9,032	9,515	10,271	10,062	10,355	10,408	10,000
MSCI Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index
Account Value	$ 16,688	16,664	16,893	16,633	16,690	16,581	17,253	17,353	17,266	16,319	16,437	16,219	17,047	16,547	16,066	15,357	14,714	13,555	14,194	14,499	14,859	14,423	13,856	13,603	13,553	13,036	13,557	12,763	12,730	11,606	11,272	12,575	12,905	12,209	13,255	13,042	14,301	14,373	14,535	15,312	15,028	15,407	15,944	15,517	15,055	15,248	15,292	15,058	15,291	15,130	14,904	15,055	14,458	12,853	13,061	12,935	12,020	12,214	12,216	11,533	10,943	11,785	12,971	13,150	12,882	12,810	12,217	11,742	11,863	11,846	11,419	11,890	11,727	11,661	11,665	10,994	11,781	11,735	12,819	12,441		12,413	12,364	12,683	12,809	12,725	12,999	13,198	12,619	12,532	12,168	11,632	11,408	11,414	11,188	11,070	10,747	10,636	10,675	10,557	10,178	10,080	10,329	10,195	10,034	9,996	9,388	9,625	9,726		9,294	8,874	9,124	9,942	9,910	10,010	9,092	9,756	10,358	10,309	10,489	10,354	10,000
WisdomTree Europe Quality Dividend Growth Index
Account Value [Line Items]
Account Value	18,503	18,713	18,339	17,160	17,614	18,053	19,397	19,403	18,524	18,149	18,512	17,666	18,166	17,855	17,752	17,740	16,798	15,378	15,863	16,634	17,186	16,838	16,088	17,175	16,431	15,632	15,865	14,773	14,743	13,343	12,649	13,733	14,873	14,024	15,621	15,699	16,645	16,574	16,949	18,024	16,811	17,404	16,794	17,981	17,732	17,245	17,354	16,665	15,914	15,350	15,280	15,424	14,710	13,034	13,843	13,913	13,344	12,758	12,414	11,681	10,951	12,219	13,458	13,719	13,109	12,769	12,331	12,161	12,382	12,666	11,789	12,369	12,059	11,825	11,420	10,649	11,121	11,239	12,208	12,359		12,526	12,105	12,201	12,309	12,181	12,172	12,992	12,454	12,295	12,287	12,172	11,851	11,681	11,432	11,669	11,070	10,531	10,114	9,874	9,564	9,185	9,443	10,009	9,889	10,007	9,584	9,941	9,915		9,885	9,279	9,386	9,921	10,061	10,111	9,363	9,640	10,319	9,980	10,321	10,433	10,000
MSCI Europe Small Cap Index
Account Value [Line Items]
Account Value	16,930	16,835	16,727	16,019	16,383	16,636	17,914	17,685	17,344	16,477	17,267	16,069	16,364	15,717	15,769	16,174	14,933	13,275	14,129	14,948	15,643	14,976	14,513	15,423	14,939	15,207	15,156	13,861	13,718	12,385	11,471	13,220	14,403	13,445	15,619	15,647	16,822	16,862	17,518	19,058	18,074	19,195	18,566	19,790	19,213	18,532	19,210	18,529	17,442	17,132	16,509	16,560	15,279	12,923	13,608	13,962	13,061	12,269	11,993	11,230	10,101	12,846	14,095	14,526	13,688	13,242	12,625	12,318	12,669	12,978	12,339	13,184	12,625	12,633	12,314	11,255	11,913	12,344	13,694	13,980		14,135	13,919	14,072	14,327	14,005	14,131	14,861	14,052	13,624	13,561	13,481	12,971	12,942	12,388	12,521	12,004	11,246	10,883	10,720	10,369	9,944	10,158	10,688	10,488	10,372	9,762	10,741	10,608		10,474	9,670	9,684	10,589	10,530	10,580	10,053	10,417	10,839	10,570	10,721	10,576	10,000
WisdomTree Europe SmallCap Dividend Index
Account Value [Line Items]
Account Value	16,603	16,230	16,103	15,551	15,688	15,953	17,220	17,116	16,771	15,944	16,754	15,599	15,665	15,103	15,230	15,564	14,246	12,926	13,646	14,224	14,861	14,324	13,913	15,042	14,565	14,869	14,623	13,550	13,354	12,042	11,234	12,916	14,019	13,325	15,149	14,995	15,970	15,757	16,398	17,523	16,331	17,393	16,823	18,060	17,644	16,933	17,447	16,797	15,877	15,441	14,686	14,732	13,380	11,389	11,996	12,408	11,655	11,018	10,693	10,074	9,056	12,259	13,678	14,203	13,154	12,743	12,105	11,664	12,101	12,584	12,017	12,759	12,270	12,396	12,094	11,170	11,792	12,067	13,229	13,353		13,693	13,543	13,863	14,273	13,955	14,192	14,814	14,186	13,774	13,813	13,823	13,310	13,311	12,727	12,827	12,296	11,503	11,136	11,020	10,675	10,092	10,296	10,672	10,466	10,415	9,691	10,848	10,677		10,600	9,743	9,697	10,439	10,320	10,414	9,917	10,361	10,759	10,512	10,694	10,637	10,000
MSCI EAFE Value Index
Account Value [Line Items]
Account Value	16,380	16,007	15,431	14,682	14,949	15,065	15,808	15,586	15,197	14,517	14,933	14,366	14,515	13,908	13,883	13,892	13,245	12,273	12,837	12,947	13,343	12,763	12,083	12,771	12,372	12,404	12,581	11,679	11,533	10,391	9,762	10,723	11,098	10,871	12,073	11,783	12,411	12,329	12,499	12,370	11,674	12,422	12,227	12,455	12,316	12,346	12,637	12,214	11,985	11,595	11,068	11,155	10,682	8,981	9,358	9,808	9,266	9,248	8,929	8,666	8,226	9,997	11,042	11,456	11,052	11,009	10,625	10,136	10,570	10,814	10,267	10,897	10,649	10,704	10,529	9,868	10,376	10,434	11,176	10,949		11,363	11,045	11,187	11,694	11,345	11,625	12,205	11,579	11,405	11,303	11,216	10,881	10,949	10,595	10,563	10,324	10,112	9,837	9,770	9,535	9,118	9,174	9,153	9,065	8,921	8,475	8,918	9,062		8,718	8,179	8,340	9,079	9,257	9,493	8,842	9,429	10,196	10,022	10,341	10,442	10,000
MSCI EAFE Value Index
Account Value [Line Items]
Account Value	16,380	16,007	15,431	14,682	14,949	15,065	15,808	15,586	15,197	14,517	14,933	14,366	14,515	13,908	13,883	13,892	13,245	12,273	12,837	12,947	13,343	12,763	12,083	12,771	12,372	12,404	12,581	11,679	11,533	10,391	9,762	10,723	11,098	10,871	12,073	11,783	12,411	12,329	12,499	12,370	11,674	12,422	12,227	12,455	12,316	12,346	12,637	12,214	11,985	11,595	11,068	11,155	10,682	8,981	9,358	9,808	9,266	9,248	8,929	8,666	8,226	9,997	11,042	11,456	11,052	11,009	10,625	10,136	10,570	10,814	10,267	10,897	10,649	10,704	10,529	9,868	10,376	10,434	11,176	10,949		11,363	11,045	11,187	11,694	11,345	11,625	12,205	11,579	11,405	11,303	11,216	10,881	10,949	10,595	10,563	10,324	10,112	9,837	9,770	9,535	9,118	9,174	9,153	9,065	8,921	8,475	8,918	9,062		8,718	8,179	8,340	9,079	9,257	9,493	8,842	9,429	10,196	10,022	10,341	10,442	10,000
WisdomTree International Equity Index
Account Value [Line Items]
Account Value	16,421	16,114	15,691	14,990	15,278	15,426	16,204	16,054	15,561	14,977	15,339	14,770	15,054	14,525	14,331	14,332	13,657	12,634	13,138	13,394	13,865	13,358	12,723	13,460	13,104	12,929	13,175	12,282	12,180	10,936	10,444	11,463	11,926	11,540	12,722	12,589	13,281	13,074	13,236	13,469	12,720	13,264	13,051	13,500	13,355	13,233	13,384	12,962	12,651	12,256	12,086	12,168	11,640	10,303	10,752	11,074	10,554	10,386	10,085	9,768	9,197	10,890	12,036	12,415	11,949	11,855	11,444	11,048	11,422	11,645	11,020	11,581	11,325	11,294	11,039	10,371	10,893	10,886	11,748	11,606		11,908	11,591	11,721	12,086	11,776	11,954	12,558	11,973	11,795	11,685	11,560	11,271	11,267	10,908	10,946	10,552	10,315	10,026	9,909	9,665	9,301	9,471	9,624	9,512	9,477	9,051	9,362	9,461		9,198	8,601	8,755	9,364	9,501	9,666	9,000	9,447	10,182	10,014	10,317	10,455	10,000
MSCI EAFE Value Index
Account Value [Line Items]
Account Value	16,380	16,007	15,431	14,682	14,949	15,065	15,808	15,586	15,197	14,517	14,933	14,366	14,515	13,908	13,883	13,892	13,245	12,273	12,837	12,947	13,343	12,763	12,083	12,771	12,372	12,404	12,581	11,679	11,533	10,391	9,762	10,723	11,098	10,871	12,073	11,783	12,411	12,329	12,499	12,370	11,674	12,422	12,227	12,455	12,316	12,346	12,637	12,214	11,985	11,595	11,068	11,155	10,682	8,981	9,358	9,808	9,266	9,248	8,929	8,666	8,226	9,997	11,042	11,456	11,052	11,009	10,625	10,136	10,570	10,814	10,267	10,897	10,649	10,704	10,529	9,868	10,376	10,434	11,176	10,949		11,363	11,045	11,187	11,694	11,345	11,625	12,205	11,579	11,405	11,303	11,216	10,881	10,949	10,595	10,563	10,324	10,112	9,837	9,770	9,535	9,118	9,174	9,153	9,065	8,921	8,475	8,918	9,062		8,718	8,179	8,340	9,079	9,257	9,493	8,842	9,429	10,196	10,022	10,341	10,442	10,000
WisdomTree International High Dividend Index
Account Value [Line Items]
Account Value	15,880	15,287	14,750	14,126	14,381	14,566	15,329	15,126	14,653	14,089	14,580	14,019	14,191	13,652	13,587	13,794	13,145	12,242	12,763	12,869	13,375	12,765	12,142	13,005	12,703	12,671	12,866	11,962	11,773	10,455	10,018	10,954	11,312	11,179	12,383	12,110	12,670	12,373	12,404	12,196	11,504	11,986	11,872	12,231	12,182	12,129	12,395	12,072	11,848	11,488	11,150	11,185	10,722	9,296	9,737	10,136	9,680	9,572	9,263	9,030	8,478	10,376	11,531	11,970	11,501	11,456	11,059	10,587	11,023	11,319	10,701	11,239	11,065	11,029	10,799	10,148	10,624	10,608	11,323	11,162		11,501	11,138	11,214	11,669	11,336	11,510	12,144	11,589	11,396	11,319	11,284	11,001	11,016	10,652	10,732	10,335	10,190	9,883	9,802	9,615	9,188	9,321	9,448	9,336	9,292	8,923	9,201	9,335		9,056	8,426	8,571	9,114	9,289	9,515	8,888	9,330	10,077	9,919	10,251	10,482	10,000
MSCI EAFE Value Index
Account Value [Line Items]
Account Value	16,380	16,007	15,431	14,682	14,949	15,065	15,808	15,586	15,197	14,517	14,933	14,366	14,515	13,908	13,883	13,892	13,245	12,273	12,837	12,947	13,343	12,763	12,083	12,771	12,372	12,404	12,581	11,679	11,533	10,391	9,762	10,723	11,098	10,871	12,073	11,783	12,411	12,329	12,499	12,370	11,674	12,422	12,227	12,455	12,316	12,346	12,637	12,214	11,985	11,595	11,068	11,155	10,682	8,981	9,358	9,808	9,266	9,248	8,929	8,666	8,226	9,997	11,042	11,456	11,052	11,009	10,625	10,136	10,570	10,814	10,267	10,897	10,649	10,704	10,529	9,868	10,376	10,434	11,176	10,949		11,363	11,045	11,187	11,694	11,345	11,625	12,205	11,579	11,405	11,303	11,216	10,881	10,949	10,595	10,563	10,324	10,112	9,837	9,770	9,535	9,118	9,174	9,153	9,065	8,921	8,475	8,918	9,062		8,718	8,179	8,340	9,079	9,257	9,493	8,842	9,429	10,196	10,022	10,341	10,442	10,000
WisdomTree International LargeCap Dividend Index
Account Value [Line Items]
Account Value	16,544	16,228	15,717	14,905	15,177	15,392	16,147	16,074	15,551	15,042	15,371	14,804	15,082	14,561	14,330	14,304	13,686	12,685	13,155	13,367	13,864	13,411	12,700	13,460	13,081	12,852	13,112	12,223	12,157	10,881	10,357	11,263	11,726	11,371	12,543	12,402	13,066	12,787	12,965	13,090	12,317	12,799	12,537	13,024	12,912	12,803	12,935	12,483	12,151	11,780	11,633	11,741	11,242	9,934	10,419	10,778	10,334	10,189	9,847	9,600	9,108	10,628	11,711	12,047	11,605	11,552	11,222	10,847	11,198	11,421	10,782	11,302	11,063	10,998	10,736	10,118	10,613	10,599	11,382	11,216		11,548	11,198	11,256	11,661	11,326	11,480	12,120	11,542	11,405	11,310	11,215	10,913	10,911	10,574	10,645	10,243	10,061	9,759	9,675	9,479	9,098	9,271	9,420	9,323	9,291	8,927	9,149	9,263		8,975	8,436	8,636	9,205	9,386	9,572	8,906	9,378	10,152	9,948	10,270	10,449	10,000
MSCI EAFE Mid Cap Index
Account Value [Line Items]
Account Value	16,135	16,080	15,830	15,210	15,598	15,457	16,433	16,080	15,563	14,937	15,384	14,825	15,296	14,806	14,664	14,763	13,876	12,608	13,345	13,890	14,402	13,704	13,330	13,946	13,620	13,474	13,747	12,655	12,622	11,430	10,878	12,224	12,835	12,136	13,470	13,504	14,525	14,544	14,700	15,884	15,254	15,975	15,730	16,311	16,007	15,841	16,021	15,652	15,167	14,833	14,680	14,749	14,048	12,248	12,656	12,883	12,057	11,744	11,475	10,806	9,940	11,832	13,040	13,339	12,942	12,702	12,164	11,834	12,100	12,232	11,571	12,234	11,879	11,844	11,583	10,766	11,361	11,485	12,681	12,695		12,785	12,554	12,784	12,913	12,668	12,904	13,459	12,847	12,578	12,461	12,210	11,942	11,874	11,508	11,515	11,093	10,729	10,496	10,334	9,956	9,689	9,898	10,210	10,041	10,078	9,497	9,939	10,046		9,814	9,120	9,185	9,888	9,971	10,044	9,357	9,751	10,373	10,167	10,423	10,395	10,000
MSCI EAFE Mid Cap Value Index
Account Value [Line Items]
Account Value	15,621	15,388	14,996	14,476	14,818	14,773	15,598	15,316	14,918	14,198	14,756	14,140	14,386	13,798	13,902	13,951	13,191	12,155	12,820	13,122	13,522	12,743	12,291	13,057	12,697	12,840	13,023	12,008	11,798	10,702	10,166	11,440	11,868	11,415	12,702	12,588	13,315	13,391	13,438	13,733	13,056	13,819	13,686	14,053	13,798	13,773	14,137	13,834	13,620	13,237	12,751	12,729	12,131	10,265	10,648	10,991	10,164	10,104	9,887	9,574	8,926	11,186	12,394	12,901	12,489	12,461	11,861	11,272	11,652	11,901	11,327	12,094	11,843	11,908	11,740	10,821	11,420	11,374	12,284	12,136		12,309	12,065	12,411	12,727	12,321	12,578	13,111	12,536	12,246	12,163	11,955	11,759	11,715	11,320	11,284	10,972	10,624	10,408	10,233	9,958	9,589	9,689	9,835	9,636	9,527	8,967	9,531	9,794		9,478	8,774	8,866	9,535	9,709	9,945	9,269	9,652	10,294	10,099	10,411	10,429	10,000
WisdomTree International MidCap Dividend Index
Account Value [Line Items]
Account Value	16,306	15,994	15,645	15,015	15,359	15,337	16,234	15,884	15,406	14,652	15,126	14,583	14,938	14,412	14,322	14,415	13,639	12,535	13,129	13,528	13,950	13,272	12,850	13,532	13,213	13,185	13,405	12,482	12,300	11,109	10,626	12,027	12,513	12,090	13,388	13,234	13,993	13,920	14,074	14,564	13,873	14,572	14,427	14,794	14,567	14,367	14,601	14,260	13,989	13,552	13,327	13,300	12,719	11,143	11,525	11,833	11,137	10,906	10,684	10,203	9,476	11,519	12,772	13,223	12,751	12,583	11,997	11,571	11,996	12,230	11,596	12,266	11,999	12,028	11,807	10,992	11,524	11,563	12,581	12,488		12,706	12,451	12,743	13,016	12,735	12,956	13,470	12,876	12,630	12,466	12,245	12,024	12,014	11,625	11,609	11,221	10,837	10,564	10,362	10,007	9,696	9,862	10,058	9,946	9,894	9,330	9,877	9,972		9,786	9,040	9,056	9,755	9,805	9,934	9,221	9,601	10,251	10,169	10,422	10,465	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	14,597	14,656	14,377	13,659	13,977	14,057	14,865	14,729	14,265	13,859	14,086	13,561	13,917	13,474	13,232	13,156	12,492	11,431	11,914	12,336	12,827	12,425	11,884	12,409	12,069	11,777	12,028	11,127	11,118	9,992	9,482	10,461	10,983	10,461	11,531	11,446	12,237	12,159	12,378	13,006	12,373	12,977	12,665	13,044	12,818	12,722	12,867	12,460	12,097	11,825	11,565	11,690	11,170	9,671	10,073	10,342	9,836	9,612	9,296	8,908	8,367	9,656	10,616	10,842	10,501	10,384	10,024	9,745	10,004	10,132	9,565	10,048	9,773	9,712	9,470	8,886	9,340	9,351	10,160	10,073	$ 10,000
WisdomTree International Quality Dividend Growth Index
Account Value [Line Items]
Account Value	18,047	18,703	18,612	17,508	18,062	18,284	19,653	19,678	18,908	18,561	18,715	18,071	18,878	18,431	17,950	17,891	16,809	15,197	15,740	16,581	17,155	16,741	15,996	16,960	16,366	15,490	15,947	14,759	14,832	13,258	12,724	13,989	15,001	13,960	15,805	15,785	17,197	16,874	17,028	18,519	17,503	18,080	17,577	18,656	18,563	18,002	17,996	17,458	16,651	16,476	16,354	16,326	15,406	13,833	14,467	14,379	13,791	13,283	12,934	12,237	11,358	12,527	13,757	13,958	13,342	12,986	12,485	12,298	12,511	12,599	11,851	12,569	12,238	12,011	11,611	10,708	11,402	11,476	12,503	12,718		12,886	12,598	12,766	12,787	12,751	12,806	13,483	12,850	12,655	12,524	12,367	12,095	11,942	11,642	11,814	11,290	10,762	10,418	10,111	9,771	9,587	9,838	10,372	10,254	10,466	10,016	10,311	10,292	$ 10,000
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value	16,818	16,729	16,779	16,220	16,602	16,590	17,700	17,259	16,924	16,012	16,513	15,828	16,312	15,727	15,668	15,930	14,849	13,492	14,334	14,997	15,514	14,855	14,438	15,067	14,770	14,800	15,128	14,077	13,928	12,672	12,157	13,737	14,374	13,483	15,146	15,256	16,380	16,387	16,598	17,908	17,159	18,176	17,895	18,557	18,037	17,736	18,034	17,681	16,998	16,634	16,205	16,265	15,226	13,387	13,870	13,973	13,003	12,580	12,411	11,584	10,493	12,680	14,058	14,478	13,872	13,572	12,982	12,627	12,947	13,039	12,508	13,207	12,820	12,800	12,519	11,586	12,384	12,472	13,801	13,901		14,013	13,923	14,199	14,336	14,144	14,306	14,832	14,110	13,744	13,529	13,305	12,936	12,830	12,381	12,384	11,944	11,453	11,229	10,983	10,608	10,312	10,610	10,920	10,604	10,667	10,051	10,611	10,557		10,320	9,554	9,565	10,381	10,306	10,303	9,722	10,061	10,523	10,434	10,568	10,459	10,000
MSCI EAFE Small Cap Value Index
Account Value [Line Items]
Account Value	16,827	16,530	16,385	15,841	16,200	16,187	17,256	16,802	16,537	15,568	16,174	15,572	15,878	15,127	15,230	15,427	14,417	13,257	13,946	14,378	14,834	14,088	13,619	14,316	13,977	14,175	14,407	13,371	13,109	11,938	11,387	12,830	13,336	12,707	14,207	14,223	15,042	15,089	15,198	15,728	14,925	15,850	15,690	16,260	15,863	15,668	16,121	15,685	15,143	14,646	14,034	14,093	13,195	11,378	11,766	11,998	11,157	10,974	10,859	10,406	9,575	12,005	13,339	13,800	13,231	13,011	12,411	11,975	12,228	12,401	11,886	12,580	12,293	12,362	12,166	11,281	11,996	12,113	13,213	13,216		13,407	13,248	13,540	13,921	13,639	13,819	14,383	13,785	13,378	13,162	13,057	12,707	12,657	12,189	12,107	11,782	11,359	11,203	10,967	10,581	10,235	10,440	10,610	10,379	10,346	9,673	10,247	10,300		9,980	9,239	9,230	9,993	9,974	10,092	9,531	9,848	10,317	10,321	10,478	10,447	10,000
WisdomTree International SmallCap Dividend Index
Account Value [Line Items]
Account Value	17,004	16,768	16,612	16,246	16,465	16,438	17,555	17,164	16,837	15,937	16,421	15,850	16,128	15,580	15,553	15,670	14,514	13,297	14,001	14,460	14,921	14,261	13,809	14,631	14,329	14,426	14,606	13,574	13,356	12,173	11,873	13,358	13,853	13,185	14,437	14,562	15,405	15,415	15,505	16,343	15,491	16,392	16,261	16,772	16,349	16,114	16,385	15,984	15,408	14,903	14,493	14,535	13,657	12,217	12,555	12,676	11,856	11,540	11,422	10,858	9,890	12,429	13,949	14,524	13,774	13,440	12,789	12,294	12,729	12,956	12,484	13,123	12,771	12,825	12,535	11,714	12,500	12,435	13,633	13,638		13,843	13,701	14,111	14,293	14,132	14,380	14,936	14,335	13,906	13,791	13,615	13,252	13,229	12,732	12,614	12,242	11,804	11,607	11,340	10,936	10,578	10,751	10,952	10,675	10,658	9,914	10,527	10,481		10,283	9,442	9,423	10,150	10,043	10,092	9,534	9,863	10,382	10,345	10,623	10,544	10,000
MSCI Japan Small Cap Index
Account Value [Line Items]
Account Value	16,794	16,412	16,486	16,186	16,426	16,222	17,209	16,772	16,621	15,347	15,578	15,511	16,287	15,717	15,583	15,508	14,742	13,842	14,434	14,893	14,997	14,410	14,093	14,339	14,238	13,797	14,225	13,684	13,318	12,212	12,221	13,194	13,455	12,804	13,463	13,354	14,444	14,961	14,731	15,558	15,286	16,261	16,870	16,691	16,237	16,312	16,153	16,269	16,464	15,874	15,801	15,921	15,267	14,367	14,738	14,137	13,094	13,457	13,625	12,656	11,931	12,737	14,454	14,957	14,702	14,580	13,831	13,347	13,477	13,306	12,989	13,540	13,423	13,367	13,218	12,532	13,700	13,338	14,731	14,529		14,623	14,750	15,216	15,251	15,230	15,362	15,550	14,918	14,691	14,192	13,722	13,508	13,261	12,916	12,796	12,342	12,135	12,157	11,795	11,365	11,163	11,714	11,560	10,969	11,371	10,792	10,857	10,854		10,402	9,791	9,893	10,565	10,479	10,347	9,700	10,061	10,418	10,458	10,308	10,187	10,000
WisdomTree Japan SmallCap Dividend Index
Account Value [Line Items]
Account Value	$ 18,911	$ 18,361	$ 18,294	$ 18,103	$ 18,314	$ 17,964	$ 19,105	$ 18,798	$ 18,953	$ 17,630	$ 17,761	$ 17,626	$ 18,393	$ 17,816	$ 17,709	$ 17,515	$ 16,513	$ 15,484	$ 15,986	$ 16,178	$ 16,157	$ 15,348	$ 14,847	$ 15,225	$ 15,221	$ 14,775	$ 15,064	$ 14,352	$ 13,830	$ 12,680	$ 12,710	$ 13,607	$ 13,882	$ 13,237	$ 13,788	$ 13,662	$ 14,644	$ 15,523	$ 15,184	$ 15,676	$ 15,127	$ 16,134	$ 16,765	$ 16,563	$ 16,175	$ 16,058	$ 15,953	$ 16,016	$ 16,371	$ 15,587	$ 15,457	$ 15,579	$ 14,938	$ 14,368	$ 14,746	$ 14,162	$ 13,106	$ 13,552	$ 13,760	$ 12,895	$ 12,215	$ 13,056	$ 14,839	$ 15,515	$ 15,120	$ 15,012	$ 14,046	$ 13,414	$ 13,729	$ 13,628	$ 13,210	$ 13,922	$ 13,839	$ 13,975	$ 13,872	$ 13,230	$ 14,440	$ 14,160	$ 15,549	$ 15,324		$ 15,526	$ 15,509	$ 15,997	$ 16,133	$ 16,005	$ 16,322	$ 16,474	$ 15,855	$ 15,497	$ 15,058	$ 14,567	$ 14,241	$ 14,027	$ 13,622	$ 13,383	$ 13,037	$ 12,795	$ 12,889	$ 12,444	$ 11,943	$ 11,672	$ 11,974	$ 11,609	$ 11,117	$ 11,317	$ 10,497	$ 10,726	$ 10,757		$ 10,348	$ 9,746	$ 9,976	$ 10,669	$ 10,566	$ 10,474	$ 9,800	$ 10,222	$ 10,520	$ 10,507	$ 10,389	$ 10,247	$ 10,000